Notes Payable to Investors - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2016	Mar. 31, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Preferred stock conversion ratio		3-to-1	The initial conversion ratio is one share of Preferred Stock for one share of the Company's Common Stock.
October Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 3,500,000
Debt issuance costs	$ 125,935
Debt maturity date	Mar. 31, 2017
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument amount		$ 9,000,000
Preferred stock conversion ratio			3-to-1
Convertible Notes accrue interest rate per annum			8.00%
Debt issuance costs			$ 138,312
Amortization period of Convertible Notes			7 months
Convertible Notes Payable [Member] | Investor Sale [Member]
Debt Instrument [Line Items]
Proceeds from sale of capital stock			$ 30,000,000
Convertible Notes Payable [Member] | April 14, 2016 Closing Date [Member]
Debt Instrument [Line Items]
Debt instrument amount		4,500,000
Convertible Notes Payable [Member] | July 15, 2016 Closing Date [Member]
Debt Instrument [Line Items]
Debt instrument amount		$ 4,500,000